PRIVATE PLACEMENT WARRANTS (Details Narrative) - Private Placement [Member]	Oct. 08, 2021 USD ($) $ / shares shares
Defined Benefit Plan Disclosure [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	8,100,000
Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	8,100,000
Sale of Stock, Consideration Received on Transaction | $	$ 8,100,000
Warrant exercise price | $ / shares	$ 11.50